Debt - Schedule of Maturities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	$ 0
2021	2,000
2022	1,000
2023	1,500
2024	2,000
Thereafter	7,150
Total	$ 13,650